PIMCO Variable Insurance Trust

Supplement dated August 14, 2025 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class

Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO All Asset Portfolio (the “Portfolio”)

Christopher J. Brightman has taken leave as co-portfolio manager of the Portfolio, effective immediately.

Therefore, effective immediately, all references to Mr. Brightman in the Prospectuses are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_081425

PIMCO Variable Insurance Trust

Supplement dated August 14, 2025 to the PIMCO All Asset Portfolio

Administrative Class Prospectus, PIMCO All Asset Portfolio Advisor Class Prospectus, PIMCO All Asset Portfolio Class M Prospectus and PIMCO All Asset Portfolio Institutional Class Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO All Asset Portfolio (the “Portfolio”)

Christopher J. Brightman has taken leave as co-portfolio manager of the Portfolio, effective immediately.

Therefore, effective immediately, all references to Mr. Brightman in the Prospectuses are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_081425

PIMCO Variable Insurance Trust

Supplement dated August 14, 2025 to the

Statement of Additional Information dated April 30, 2025, as supplemented from time to time

(the “SAI”)

Disclosure Related to the PIMCO All Asset (the “Portfolio”)

Christopher J. Brightman has taken leave as co-portfolio manager of the Portfolio, effective immediately.

Therefore, effective immediately, all references to Mr. Brightman in the SAI are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_081425